MHM FINAL[6/25/09]
[Translation]

Filed Document:	Semi-annual Report

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2009

Fiscal Year:	During the 15th Term
(from October 1, 2008 to March 31, 2009)

Name of the Fund:	PUTNAM U.S. GOVERNMENT INCOME
TRUST

Name of the Issuer:	Putnam U.S. Government Income Trust

Name and Official Title of the	Charles E. Porter
Representative of the Company:	Executive Vice President, Associate Treasurer,
Compliance Liaison and Principal Executive
Officer

Address of Principal Office	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business	Mori Hamada & Matsumoto
of Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this document
is available for Public Inspection:	Not applicable

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

Status of investment portfolio of Putnam U.S. Government Income Trust (the “Fund”), is as follows:

(1) Diversification of investment portfolio:
By types of assets and geographic regions

		(As of the end of April 2009)

Types of Assets	Country	Market Value	Investment
		(JPY)	Ratio (%)

U.S.Government Agency	United States	1,910,469,057	158.23
Mortgages

Mortgage-Backed Securities	United States	404,939,517	33.54

Short-term Investments	United States	212,348,848	17.59

Purchased Options	United States	55,681,865	4.61

U.S.Treasury Obligations	United States	55,210,550	4.57

U.S. Government Agency	United States	25,485,779	2.11
Obligations

Asset Backed Securities	United States	3,961,134	0.33

Cash, Deposit and Other Assets (After Deduction of Liabilities)		-1,460,732,576	-120.98

Total		1,207,364,174	100.00
(Net Asset Value)		(JPY118,056 million)

Note 1:Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

Note 2:The exchange rate of U.S. dollars (“Dollar” or “$”) into Japanese Yen is JPY 97.78 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on April 30, 2009 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of past operations:

a. Record of changes in net assets (Class M Shares):

Record of changes in net assets as of the end of each month for one year up to and including the end of April 2009 are as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousand)	(million)	USD	JPY

2008 End of May	30,553	2,987	13.38	1,308

June	30,131	2,946	13.28	1,299

July	29,541	2,889	13.23	1,294

August	28,913	2,827	13.16	1,287

September	27,627	2,701	12.68	1,240

October	26,182	2,560	12.11	1,184

November	24,390	2,385	11.49	1,123

December	25,411	2,485	12.18	1,191

2009 End of January	26,230	2,565	12.55	1,227

February	26,197	2,562	12.66	1,238

March	25,836	2,526	12.99	1,270

April	26,316	2,573	13.33	1,303

b. Record of distributions paid (Class M Shares):

Period	Amount paid per Share

(5/1/08-4/30/09)	$0.57 (JPY56)

Note: Record of distribution paid for one year up to and including the end of April 2009 is as follows:

Ex-dividend Date		Dividend ($)	NAV per Share ($)

2008	May 14	0.047	13.33

	June 16	0.047	12.99

	July 15	0.047	13.30

	August 14	0.047	13.05

	September 16	0.047	13.13

	October 14	0.048	12.16

	November 14	0.048	12.05

	December 16	0.048	11.74

2009	January 13	0.048	12.58

	February 13	0.048	12.61

	March 16	0.048	12.72

	April 14	0.047	13.07

Note: The amount of distribution paid and NAV per share on May 14, 2009 were $0.047 and $13.41 respectively.

c. Record of annual return (Class M Shares):

Period	Annual Return (%) (Note)

(May 1, 2008 – April 30, 2009)	3.80

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex-dividend day of the relevant distribution plus 1.

II. FINANCIAL CONDITIONS OF THE FUND

[Japanese translation of the unaudited semi-annual accounts of the Fund to be attached.]

III. RECORD OF SALES AND REPURCHASE (Class M Shares)

Record of sales and repurchase for one year up to and including the end of April 2009 and the number of outstanding shares of the Fund as of the end of April 2009 are as follows:

(5/1/2008 – 4/30/2009)

Number of Shares	Number of Shares	Number of Shares
Sold	Repurchased	Outstanding

186,827	549,853	1,974,228
(9,700)	(257,200)	(1,386,960)

Note : The figures in parenthesis show those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of capital Stock:

(i) Amount of Members’ Equity (as of April 30, 2009): $42,675,442 (unaudited)

(ii) Number of authorized shares of capital stock: Not applicable.

(iii) Number of outstanding shares of capital stock: Not applicable.

(2) Description of business and outline of operation:

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of April 30, 2009, the Investment Management Company managed, advised, and/or administered the following 100 funds and fund portfolios (having an aggregate net asset value nearly $51.7 billion).

(As of the end of April 2009)
Name of		Number	Total Net Asset Value
Country	Principal Characteristics	of the	($ million)
Funds
	Closed End Type Bond Fund		US$2,188.08
U.S.A.		5

	Open End Type Balanced Fund		US$13,116.62
U.S.A.		15

	Open End Type Bond Fund		US$18,084.76
U.S.A.		31

	Open End Type Equity Fund		US$18,341.33
U.S.A.		49*

	Total		US$51,730.79
100

* may include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous:

Regulatory matters and litigation.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL CONDITION OF THE MANAGEMENT COMPANY

[Japanese translation of unaudited semi-annual accounts of the Investment Management Company shall be attached to the Japanese version of the semi-annual report.]

[MHM FINAL]
[6/25/09]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Financial Bureau

Filing Date:	June 30, 2009

Name of the Issuer:	PUTNAM U.S.GOVERNMENT INCOME
TRUST

Name and Official Title of	Charles E. Porter
Representative of Company:	Executive Vice President, Associate Treasurer,
Compliance Liaison and Principal Executive Officer

Address of Principal Office:	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business of	Mori Hamada & Matsumoto
Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public offering or sale for registration

Name of the Fund making public	Putnam U.S. Government Income Trust
Offering or sale of foreign
investment fund securities:

Aggregate amount of	Up to $97.17 million Class M Shares
foreign investment fund securities
to be publicly offered or sold:

Places where a copy of this amendment to securities
registration statement is available for public inspection

Not applicable.

I. REASON FOR FILING OF THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the securities registration statement (“SRS”) filed on March 31, 2009 due to the fact that the aforementioned semi-annual report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned semi-annual report:

Part II. INFORMATION ON THE FUND

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]

I.	Description of the Fund
5.	Status of investment portfolio	I.	Status of investment portfolio

(1) Diversification of investment portfolio		(1) Diversification of investment portfolio
(the aforementioned Japanese semi-annual
report)

(3) Results of past operations		(2) Results of past operations

	a) Record of changes in net assets		(a) Record of changes in net assets
(Ditto)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period up to		each month during one-year period up to
	the latest relevant date appertaining to		the latest relevant date appertaining to the
	the filing date of the original Japanese		filing date of the aforementioned
	SRS)		semi-annual report)

	b) Record of distributions paid		(b) Record of distributions paid
(Ditto)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period up to		each month during one-year period up to
	the latest relevant date appertaining to		the latest relevant date appertaining to the
	the filing date of the original Japanese		filing date of the aforementioned
	SRS)		Semi-annual Report)

c) Record of annual return		(c) Record of annual return
(Ditto)
(Addition of the rate(s) during one-year
period up to the latest relevant date
appertaining to the filing date of the
aforementioned semi-annual report)

(Addition of the results during one-year
period up to the latest relevant date
appertaining to the filing date of the
aforementioned semi-annual report)

Part III. DETAILED INFORMATION ON THE FUND

IV. Financial conditions of the Fund

1.	Financial documents	II. Financial conditions of the Fund
(Ditto)
V. Record of sales and repurchase		III. Record of sales and repurchase
(Ditto)
(Addition of the aforementioned
semi-annual financial documents)

Part IV. SPECIAL INFORMATION

I.	Outline of the Management Company

1.	Outline of the Management Company	III. Outline of the Management Company

(1) Amount of capital stock		(1) Amount of capital stock (Ditto)

(Regarding the amount of capital and the
total number of shares to be issued by the
Management Company and the number
of outstanding shares as at the latest
relevant date appertaining to the filing
date of the original Japanese SRS)

2.	Description of business and outline of	(2) Description of business and outline of
	operation	operation (Ditto)

3.	Financial conditions of the Management	IV. Outline of the financial status of the
	Company	Management Company
(Ditto)
(Addition of the aforementioned
semi-annual financial documents)

[The whole descriptions in the semi-annual report are copied here in the Japanese document. Omitted]